FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities [Line Items]
At 1 January	£ 764,187
At 31 December	801,288	£ 764,187
Level 3 | Excluding derivatives
FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities [Line Items]
At 1 January	48	11
Losses (gains) recognised in the income statement within other income	1	0
Redemptions	(4)	(5)
Transfers into the level 3 portfolio	0	52
Transfers out of the level 3 portfolio	0	(10)
At 31 December	45	48
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	0	£ 0
Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities [Line Items]
Transfers into the level 3 portfolio	£ 41